COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)		12 Months Ended
	Apr. 11, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense		$ 57,000	$ 56,000
Lease Expiration Date		Oct. 14, 2018
Loss Contingency, Damages Sought, Value	$ 2,300,000